Subsequent Events	3 Months Ended	8 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

Management has evaluated all subsequent events through April 19, 2024, the date the condensed consolidated financial statements were available to be issued. Based on this evaluation, nothing was identified which require disclosure in these condensed consolidated financial statements.

Note 16 - Subsequent Events

Management has evaluated all subsequent events through March 7, 2024, the date the consolidated financial statements were available to be issued. Based on this evaluation, below was identified which require disclosure in these consolidated financial statements.

Parent company litigation

On February 17, 2024, the Company and Ms. Valentina Isakina reached a settlement agreement (the “Settlement Agreement”). According to the terms, the Company committed to a cash payment of $125,000 to Ms. Isakina in exchange for a comprehensive resolution of all judgments and claims she had asserted against the Company, its subsidiaries, affiliates, and others (referred to as the “Settlement Amount”). This amount was accrued as of December 31, 2023, and the Company disbursed the Settlement Amount to Ms. Isakina on February 20, 2024.

Sale of property

On March 6, 2024 the Company sold 825 Austrian road property for a total sale consideration of $325,000. In connection with this property sale, the Company paid off the related mortgage loan of $247,000.